Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 30/09/2011

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   November 14, 2011"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

"Form 13F Information Table Value Total: 202,381 (x 1,000)"



			FORM 13F INFORMATION TABLE
	Title of			/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer	Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERS	SOLE	SHARED	NONE
ABINGTON BANCORP INC COM		00350L109	922	128000	SH		SOLE		128000
AMERICAN TOWER CORP CL A		29912201	1937	36000	SH		SOLE		36000
ALPHA NATURAL RESOURCES INC CALL		02076X902	84	1500	SH	CALL	SOLE		1500
ASM INTL N V NY REGISTER SH		N07045102	3422	135676	SH		SOLE		135676
BHP BILLITON LTD SPONSORED ADR		88606108	4852	73021	SH		SOLE		73021
BJS WHOLESALE CLUB INC COM		05548J106	2051	40032	SH		SOLE		40032
BHP BILLITON LTD SPONSORED ADR		88606108	779	28784	SH		SOLE		28784
CONSTELLATION ENERGY GROUP I COM		210371100	4282	112500	SH		SOLE		112500
FAMILY DLR STORES INC COM		307000109	915	18000	SH		SOLE		18000
MARKET VECTORS ETF TR GOLD MINER ETF		57060U100	2440	44218	SH		SOLE		44218
GLOBAL INDS LTD COM		379336100	3931	496300	SH		SOLE		496300
GOODRICH CORP COM		382388106	40621	336600	SH		SOLE		336600
KINETIC CONCEPTS INC COM NEW		49460W208	2280	34600	SH		SOLE		34600
LOOPNET INC COM		543524300	4440	259200	SH		SOLE		259200
MOTOROLA MOBILITY HLDGS INC COM		620097105	16337	432436	SH		SOLE		432436
MOSAIC CO NEW CALL		61945C903	274	675	SH	CALL	SOLE		675
MOSAIC CO NEW COM		61945C103	139	2843	SH		SOLE		2843
NETLOGIC MICROSYSTEMS INC COM		64118B100	12268	255000	SH		SOLE		255000
NALCO HOLDING COMPANY COM		62985Q101	43597	1246351	SH		SOLE		1246351
NATIONAL SEMICONDUCTOR CORP CALL		637640903	13776	5625	SH	CALL	SOLE		5625
PIMCO HIGH INCOME FD COM SHS		722014107	159	14000	SH		SOLE		14000
REED ELSEVIER N V SPONS ADR NEW		758204200	2762	250133	SH		SOLE		250133
RIO TINTO PLC SPONSORED ADR		767204100	7576	145032	SH		SOLE		145032
S1 CORPORATION COM		78463B101	2728	297500	SH		SOLE		297500
TEMPLE INLAND INC COM		879868107	18489	589391	SH		SOLE		589391
TRANSATLANTIC HLDGS INC COM		893521104	7521	155000	SH		SOLE		155000
TAIWAN SEMICONDUCTOR MFG LTD ADR		874039100	200	17500	SH		SOLE		17500
VARIAN SEMICONDUCTOR EQUIPMN COM		922207105	3599	58849	SH		SOLE		58849